Derivative financial instruments and risk management (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative [Line Items]
Maximum length of time policy, foreign currency cash flow hedge	5 years
Foreign currency cash flow hedges, maximum period (in years)	15 months
Deferred net losses, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 8
Commodity forward and option contracts, maximum period (in years)	5 years
Machinery, Energy & Transportation
Derivative [Line Items]
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 4
Financial Products
Derivative [Line Items]
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 1